Document And Entity Information	Aug. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	Agriculture & Natural Solutions Acquisition Corporation
Entity Central Index Key	0001854149
Entity Emerging Growth Company	true
Entity File Number	001-41861
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1591619
Entity Address, Address Line One	712 Fifth Avenue, 36th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	993-0076
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Units, Each Consisting Of One Class A Ordinary Share And One-Half Of One Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one warrant
Trading Symbol	ANSCU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, Par Value $0.0001 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ANSC
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	ANSCW
Security Exchange Name	NASDAQ